SCHEDULE OF RESEARCH AND DEVELOPMENT EXPENSES (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Research and Development [Abstract]
Salaries and related expense			$ 2,034	$ 894
Stock-based compensation			576	257
Materials and subcontractors			1,030	655
Depreciation			163	39
Travel expenses			73
Vehicle expenses			75	26
Rent and maintenance and other expenses			246	131
Research and Development expenses	$ 1,398	$ 954	$ 4,197	$ 2,002